Balance Sheet Details (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Balance Sheet Details [Abstract]
Depreciation	$ 365,000	$ 336,000	$ 1,049,000	$ 1,139,000